Basis of preparation and changes to Group's accounting policies (Tables)	6 Months Ended
Jun. 30, 2022
Basis of preparation and changes to Group's accounting policies
Schedule of new standards and amendments to standards

Standard/interpretation	Effective Date[1]

Amendments to IAS 1 Presentation of Financial Statements:
Classification of Liabilities as Current or Non-current	January 1, 2023
Amendments to IAS 1 Presentation of Financial Statements and IFRS Practice Statement 2: Disclosure of Accounting policies	January 1, 2023
Amendments to IAS 8 Accounting policies, Changes in Accounting Estimates and Errors: Definition of Accounting Estimates	January 1, 2023
Amendments to IAS 12 Income Taxes: Deferred Tax related to Assets and Liabilities arising from a Single Transaction	January 1, 2023